Goodwill, net - Schedule of goodwill allocated to cash generating unit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill [Line Items]
Cash generating unit	$ 0	$ 5,791
Procaps S.A. de C.V.
Schedule of Goodwill [Line Items]
Cash generating unit	0	549
Cash generated unit exceed carrying value	15,424	11,863
Biokemical S.A. de C.V.
Schedule of Goodwill [Line Items]
Cash generating unit	0	5,242
Cash generated unit exceed carrying value	5,804	7,205
Rymco
Schedule of Goodwill [Line Items]
Cash generating unit	0	0
Cash generated unit exceed carrying value	$ 0	$ (11,741)